AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 87.9%	Shares	Market Value
Communications - 2.2%
Entertainment Content - 0.5%
Madison Square Garden Entertainment Corporation *	15,000	$ 1,027,350

Internet Media & Services - 0.4%
eDreams ODIEGO S.A. - ADR *	32,729	884,652

Publishing & Broadcasting - 1.3%
Liberty Media Corporation - Liberty Formula One - Series C *	75,000	2,720,250

Consumer Discretionary - 12.0%
Apparel & Textile Products - 2.5%
VF Corporation	75,000	5,268,750

Automotive - 2.7%
Gentex Corporation	220,000	5,665,000

Consumer Services - 4.7%
Graham Holdings Company - Class B	25,000	10,102,750

Leisure Facilities & Services - 2.1%
Madison Square Garden Sports Corporation *	30,000	4,514,400

Consumer Staples - 3.9%
Beverages - 2.6%
Brown-Forman Corporation - Class B	10,000	753,200
Remy Cointreau S.A. - ADR	250,550	4,672,758
		5,425,958
Household Products - 1.3%
Spectrum Brands Holdings, Inc.	50,000	2,858,000

Energy - 6.6%
Oil & Gas Producers - 6.0%
Noble Energy, Inc.	600,000	5,130,000
Pioneer Natural Resources Company	90,000	7,739,100
		12,869,100
Oil & Gas Services & Equipment - 0.6%
Schlumberger Ltd.	75,000	1,167,000

Financials - 14.1%
Asset Management - 3.2%
KKR & Company, Inc.	200,000	6,868,000

Banking - 0.4%
First Horizon National Corporation	100,000	943,000

Institutional Financial Services - 0.8%
CME Group, Inc.	10,000	1,673,100

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.9% (Continued)	Shares	Market Value
Financials - 14.1% (Continued)
Insurance - 6.8%
Alleghany Corporation	14,536	$ 7,565,261
Athene Holding Ltd. - Class A *	30,000	1,022,400
Markel Corporation *	6,000	5,842,200
		14,429,861
Specialty Finance - 2.9%
Fidelity National Financial, Inc.	200,000	6,262,000

Health Care - 10.8%
Biotech & Pharma - 1.0%
Avid Bioservices, Inc. *	300,000	2,286,000

Medical Equipment & Devices - 9.8%
Alcon, Inc. *	135,000	7,688,250
Haemonetics Corporation *	50,000	4,362,500
Zimmer Biomet Holdings, Inc.	65,000	8,849,100
		20,899,850
Industrials - 19.7%
Aerospace & Defense - 2.0%
HEICO Corporation - Class A	40,000	3,546,400
Hexcel Corporation	20,000	671,000
		4,217,400
Electrical Equipment - 5.4%
A.O. Smith Corporation	80,000	4,224,000
AMETEK, Inc.	10,000	994,000
Otis Worldwide Corporation	70,000	4,369,400
Roper Technologies, Inc.	5,000	1,975,550
		11,562,950
Engineering & Construction - 3.1%
frontdoor, inc. *	170,000	6,614,700

Industrial Support Services - 6.6%
AMERCO	20,000	7,119,600
Watsco, Inc.	30,000	6,986,700
		14,106,300
Transportation Equipment - 2.6%
Allison Transmission Holdings, Inc.	160,000	5,622,400

Materials - 6.8%
Chemicals - 4.0%
Axalta Coating Systems Ltd. *	100,000	2,217,000
Valvoline, Inc.	330,000	6,283,200
		8,500,200
Metals & Mining - 2.8%
Barrick Gold Corporation	75,000	2,108,250
Franco-Nevada Corporation	15,000	2,093,700
Newmont Corporation	30,000	1,903,500
		6,105,450

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.9% (Continued)	Shares	Market Value
Real Estate - 7.6%
Real Estate Owners & Developers - 5.4%
Texas Pacific Land Trust	25,500	$ 11,514,780

REITs - 2.2%
Brookfield Property REIT, Inc. - Class A	50,000	612,000
Digital Realty Trust, Inc.	19,469	2,857,270
Lamar Advertising Company - Class A	20,000	1,323,400
		4,792,670
Technology - 4.2%
Software - 3.5%
Change Healthcare, Inc. *	300,000	4,353,000
Rosetta Stone, Inc. *	100,000	2,998,000
		7,351,000
Technology Hardware - 0.7%
Arrow Electronics, Inc. *	20,000	1,573,200

Total Common Stocks (Cost $165,703,106)		$ 187,826,071

MONEY MARKET FUNDS - 12.3%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a)	10,130,603	$ 10,130,603
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.02% (a)	10,130,603	10,130,603
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.01% (a)	5,982,463	5,982,463
Total Money Market Funds (Cost $26,243,669)		$ 26,243,669

Total Investments at Market Value - 100.2% (Cost $191,946,775)		$ 214,069,740

Liabilities in Excess of Other Assets - (0.2%)		(400,835)

Net Assets - 100.0%		$ 213,668,905

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Market Value
Communications - 2.1%
Entertainment Content - 0.2%
Madison Square Garden Entertainment Corporation *	35,000	$ 2,397,150

Internet Media & Services - 1.9%
Booking Holdings, Inc. *	9,750	16,679,130

Consumer Discretionary - 15.1%
Apparel & Textile Products - 1.4%
VF Corporation	175,000	12,293,750

Leisure Facilities & Services - 0.6%
Madison Square Garden Sports Corporation *	35,000	5,266,800

Retail - Discretionary - 7.3%
Lowe's Companies, Inc.	215,000	35,659,900
O'Reilly Automotive, Inc. *	63,000	29,048,040
		64,707,940
Wholesale - Discretionary - 5.8%
Copart, Inc. *	490,000	51,528,400

Consumer Staples - 3.1%
Retail - Consumer Staples - 3.1%
Ollie's Bargain Outlet Holdings, Inc. *	310,587	27,129,775

Financials - 2.6%
Asset Management - 2.6%
Brookfield Asset Management, Inc. - Class A	712,500	23,555,250

Health Care - 8.0%
Health Care Facilities & Services - 3.0%
IQVIA Holdings, Inc. *	170,000	26,797,100

Medical Equipment & Devices - 5.0%
Medtronic plc	233,000	24,213,360
Zimmer Biomet Holdings, Inc.	145,000	19,740,300
		43,953,660
Industrials - 15.1%
Aerospace & Defense - 3.7%
HEICO Corporation - Class A	371,876	32,970,526

Electrical Equipment - 6.1%
Fortive Corporation	235,000	17,909,350
Roper Technologies, Inc.	91,000	35,955,010
		53,864,360
Engineering & Construction - 4.2%
frontdoor, inc. *	948,300	36,898,353

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Market Value
Industrials - 15.1% (Continued)
Transportation & Logistics - 1.1%
Expeditors International of Washington, Inc.	110,000	$ 9,957,200

Real Estate - 5.8%
Real Estate Owners & Developers - 0.3%
Texas Pacific Land Trust	5,000	2,257,800

REITs - 5.5%
Equinix, Inc.	16,000	12,162,080
SBA Communications Corporation	116,000	36,943,680
		49,105,760
Technology - 44.8%
Semiconductors - 4.8%
Texas Instruments, Inc.	300,000	42,837,000

Software - 13.9%
ANSYS, Inc. *	143,000	46,793,890
Autodesk, Inc. *	20,000	4,620,200
Change Healthcare, Inc. *	2,745,000	39,829,950
Microsoft Corporation	135,000	28,394,550
Talend S.A. - ADR *	100,000	3,904,000
		123,542,590
Technology Services - 26.1%
Accenture plc - Class A	141,000	31,864,590
Broadridge Financial Solutions, Inc.	270,000	35,640,000
FleetCor Technologies, Inc. *	17,000	4,047,700
Mastercard, Inc. - Class A	142,000	48,020,140
Moody's Corporation	95,000	27,535,750
S&P Global, Inc.	116,000	41,829,600
Visa, Inc. - Class A	211,000	42,193,670
		231,131,450

Total Common Stocks (Cost $543,640,363)		$ 856,873,994

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a)	31,585,188	$ 31,585,188
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.02% (a)	72,675	72,675
Total Money Market Funds (Cost $31,657,863)		$ 31,657,863

Total Investments at Market Value - 100.2% (Cost $575,298,226)		$ 888,531,857

Liabilities in Excess of Other Assets - (0.2%)		(1,382,009)

Net Assets - 100.0%		$ 887,149,848

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Market Value
Communications - 1.4%
Internet Media & Services - 1.4%
Booking Holdings, Inc. *	6,500	$ 11,119,420

Consumer Discretionary - 14.9%
Apparel & Textile Products - 1.3%
VF Corporation	150,000	10,537,500

Retail - Discretionary - 13.6%
Genuine Parts Company	275,000	26,171,750
Lowe's Companies, Inc.	250,000	41,465,000
TJX Companies, Inc. (The)	300,000	16,695,000
Tractor Supply Company	170,000	24,367,800
		108,699,550
Consumer Staples - 8.7%
Food - 8.7%
Kellogg Company	505,000	32,617,950
Mondelēz International, Inc. - Class A	640,000	36,768,000
		69,385,950
Energy - 2.2%
Oil & Gas Producers - 2.2%
Chevron Corporation	240,000	17,280,000

Financials - 13.2%
Asset Management - 1.8%
BlackRock, Inc.	12,000	6,762,600
Brookfield Asset Management, Inc. - Class A	235,000	7,769,100
		14,531,700
Banking - 5.6%
First Horizon National Corporation	1,900,000	17,917,000
Truist Financial Corporation	700,000	26,635,000
		44,552,000
Insurance - 3.2%
Chubb Ltd.	220,000	25,546,400

Specialty Finance - 2.6%
Fidelity National Financial, Inc.	670,000	20,977,700

Health Care - 12.6%
Health Care Facilities & Services - 3.1%
Quest Diagnostics, Inc.	220,000	25,187,800

Medical Equipment & Devices - 9.5%
Medtronic plc	365,000	37,930,800
Zimmer Biomet Holdings, Inc.	277,500	37,778,850
		75,709,650
Industrials - 11.2%
Aerospace & Defense - 2.3%
HEICO Corporation - Class A	207,120	18,363,259

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Market Value
Industrials - 11.2% (Continued)
Diversified Industrials - 2.0%
Eaton Corporation plc	160,000	$ 16,324,800

Electrical Equipment - 2.8%
Roper Technologies, Inc.	25,000	9,877,750
TE Connectivity Ltd.	125,000	12,217,500
		22,095,250
Industrial Support Services - 1.2%
Fastenal Company	205,000	9,243,450

Transportation & Logistics - 2.9%
United Parcel Service, Inc. - Class B	140,000	23,328,200

Materials - 1.6%
Chemicals - 1.6%
International Flavors & Fragrances, Inc.	105,000	12,857,250

Real Estate - 1.0%
Real Estate Owners & Developers - 1.0%
Texas Pacific Land Trust	17,000	7,676,520

Technology - 30.1%
Semiconductors - 4.4%
Texas Instruments, Inc.	245,000	34,983,550

Software - 9.4%
ANSYS, Inc. *	28,000	9,162,440
Microsoft Corporation	84,000	17,667,720
SAP SE - ADR	175,000	27,266,750
SS&C Technologies Holdings, Inc.	350,000	21,182,000
		75,278,910
Technology Hardware - 2.5%
Cisco Systems, Inc.	500,000	19,695,000

Technology Services - 13.8%
Accenture plc - Class A	115,000	25,988,850
Broadridge Financial Solutions, Inc.	205,000	27,060,000
Moody's Corporation	65,000	18,840,250
Visa, Inc. - Class A	190,000	37,994,300
		109,883,400

Total Common Stocks (Cost $612,832,828)		$ 773,257,259

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Market Value
Federated Hermes Government Obligations Tax- Managed Fund - Institutional Shares, 0.02% (a) (Cost $21,734,183)	21,734,183	$ 21,734,183

Total Investments at Market Value - 99.6% (Cost $634,567,011)		$ 794,991,442

Other Assets in Excess of Liabilities - 0.4%		3,193,665

Net Assets - 100.0%		$ 798,185,107

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Market Value
Communications - 3.1%
Entertainment Content - 2.0%
Electronic Arts, Inc. *	10,000	$ 1,304,100

Internet Media & Services - 1.1%
Booking Holdings, Inc. *	400	684,272

Consumer Discretionary - 7.2%
Automotive - 4.2%
Cie Générale des Établissements Michelin - ADR	61,500	1,320,405
Ferrari N.V.	4,000	736,360
Toyota Motor Corporation - ADR	4,500	595,980
		2,652,745
Retail - Discretionary - 3.0%
Lowe's Companies, Inc.	11,500	1,907,390

Consumer Staples - 12.2%
Beverages - 3.6%
Coca-Cola European Partners plc	59,000	2,289,790

Food - 7.6%
Danone S.A. - ADR	170,000	2,191,300
Mondelēz International, Inc. - Class A	46,500	2,671,425
		4,862,725
Wholesale - Consumer Staples - 1.0%
ITOCHU Corporation - ADR *	12,000	617,040

Energy - 2.6%
Oil & Gas Producers - 2.6%
Chevron Corporation	23,000	1,656,000

Financials - 15.0%
Banking - 3.4%
Citigroup, Inc.	29,000	1,250,190
Truist Financial Corporation	24,500	932,225
		2,182,415
Insurance - 9.7%
AXA S.A. - ADR	100,000	1,853,000
Chubb Ltd.	20,000	2,322,400
Willis Towers Watson plc	9,500	1,983,790
		6,159,190
Specialty Finance - 1.9%
Fidelity National Financial, Inc.	39,500	1,236,745

Health Care - 19.7%
Health Care Facilities & Services - 5.1%
IQVIA Holdings, Inc. *	20,500	3,231,415

Medical Equipment & Devices - 14.6%
Alcon, Inc. *	25,500	1,452,225

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Market Value
Health Care - 19.7% (Continued)
Medical Equipment & Devices - 14.6% (Continued)
Koninklijke Philips N.V. *	52,099	$ 2,456,468
Medtronic plc	28,119	2,922,126
Zimmer Biomet Holdings, Inc.	18,000	2,450,520
		9,281,339
Industrials - 6.2%
Diversified Industrials - 1.7%
Eaton Corporation plc	11,000	1,122,330

Electrical Equipment - 2.8%
Otis Worldwide Corporation	12,000	749,040
TE Connectivity Ltd.	10,500	1,026,270
		1,775,310
Transportation & Logistics - 1.7%
Canadian National Railway Company	10,000	1,064,600

Materials - 1.7%
Chemicals - 1.7%
International Flavors & Fragrances, Inc.	9,000	1,102,050

Real Estate - 3.1%
Real Estate Services - 1.6%
FirstService Corporation	7,500	989,175

REITs - 1.5%
Equinix, Inc.	1,300	988,169

Technology - 25.7%
Semiconductors - 4.6%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	1,702,470
Texas Instruments, Inc.	8,500	1,213,715
		2,916,185
Software - 6.9%
Microsoft Corporation	9,500	1,998,135
SAP SE - ADR	15,500	2,415,055
		4,413,190
Technology Hardware - 3.3%
Cisco Systems, Inc.	34,000	1,339,260
Nidec Corporation - ADR	33,000	772,860
		2,112,120
Technology Services - 10.9%
Accenture plc - Class A	10,500	2,372,895
Mastercard, Inc. - Class A	10,000	3,381,700
Visa, Inc. - Class A	6,000	1,199,820
		6,954,415

Total Common Stocks (Cost $50,572,382)		$ 61,502,710

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a) (Cost $2,267,782)	2,267,782	$ 2,267,782

Total Investments at Market Value - 100.1% (Cost $52,840,164)		$ 63,770,492

Liabilities in Excess of Other Assets - (0.1%)		(50,194)

Net Assets - 100.0%		$ 63,720,298

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2020.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2020 (Unaudited)

Country	Value	% of Net Assets
United States **	$ 36,739,792	57.7%
France	5,364,705	8.4%
United Kingdom	4,273,580	6.7%
Switzerland	3,774,625	5.9%
Netherlands	3,192,828	5.0%
Germany	2,415,055	3.8%
Canada	2,053,775	3.2%
Japan	1,985,880	3.1%
Taiwan	1,702,470	2.7%
	$ 61,502,710	96.5%

** Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.

See accompanying notes to Schedules of Investments.

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Market Value
Communications - 2.1%
Internet Media & Services - 2.1%
eDreams ODIEGO S.A. - ADR *	22,403	$ 605,544

Consumer Discretionary - 5.6%
Apparel & Textile Products - 2.8%
Hermes International - ADR	9,183	795,248

Automotive - 2.8%
Ferrari N.V.	4,284	788,641

Financials - 1.8%
Asset Management - 1.8%
Brookfield Asset Management, Inc. - Class A	15,290	505,487

Health Care - 4.0%
Health Care Facilities & Services - 4.0%
Chemed Corporation	2,341	1,124,499

Industrials - 11.5%
Commercial Support Services - 4.0%
Waste Connections, Inc.	10,809	1,121,974

Engineering & Construction - 7.5%
frontdoor, inc. *	54,176	2,107,988

Materials - 6.5%
Chemicals - 6.5%
Valvoline, Inc.	96,262	1,832,829

Real Estate - 17.0%
Real Estate Owners & Developers - 0.3%
Texas Pacific Land Trust	207	93,473

REITs - 16.7%
CoreSite Realty Corporation	7,076	841,195
Equinix, Inc.	3,718	2,826,163
SBA Communications Corporation	3,176	1,011,493
		4,678,851
Technology - 43.1%
Software - 28.3%
Adobe, Inc. *	5,662	2,776,815
Autodesk, Inc. *	3,040	702,270
Change Healthcare, Inc. *	55,252	801,707
Microsoft Corporation	12,616	2,653,523
Tyler Technologies, Inc. *	2,946	1,026,858
		7,961,173
Technology Services - 14.8%
Mastercard, Inc. - Class A	3,228	1,091,613
Moody's Corporation	2,831	820,565
S&P Global, Inc.	3,178	1,145,987

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Market Value
Technology - 43.1% (Continued)
Technology Services - 14.8% (Continued)
Visa, Inc. - Class A	5,470	$ 1,093,836
4,152,001

Total Common Stocks (Cost $23,577,388)		$ 25,767,708

MONEY MARKET FUNDS - 8.5%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (a)	1,303,696	$ 1,303,696
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.02% (a)	1,086,429	1,086,429
Total Money Market Funds (Cost $2,390,125)		$ 2,390,125

Total Investments at Market Value - 100.1% (Cost $25,967,513)		$ 28,157,833

Liabilities in Excess of Other Assets - (0.1%)		(35,593)

Net Assets - 100.0%		$ 28,122,240

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 16.6%	Par Value	Market Value
U.S. Treasury Bonds - 1.2%
8.125%, due 05/15/21	$ 2,000,000	$ 2,099,688
8.000%, due 11/15/21	2,500,000	2,720,312
		4,820,000
U.S. Treasury Inflation-Protected Notes - 4.9% (a)
1.125%, due 01/15/21	2,368,500	2,383,396
0.625%, due 04/15/23	1,460,116	1,527,760
2.375%, due 01/15/25	4,123,450	4,787,954
0.375%, due 01/15/27	4,182,966	4,603,060
0.375%, due 07/15/27	2,646,675	2,943,030
0.750%, due 07/15/28	2,579,225	2,972,221
		19,217,421
U.S. Treasury Notes - 10.5%
1.375%, due 10/31/20	3,000,000	3,003,117
2.625%, due 11/15/20	3,000,000	3,009,221
2.375%, due 12/31/20	2,000,000	2,011,146
1.375%, due 01/31/21	10,000,000	10,041,016
2.000%, due 02/28/21	3,000,000	3,023,437
2.250%, due 03/31/21	4,000,000	4,042,656
2.375%, due 04/15/21	5,000,000	5,061,133
1.375%, due 04/30/21	3,000,000	3,022,148
1.875%, due 07/31/22	2,500,000	2,579,883
1.625%, due 08/31/22	5,000,000	5,143,164
		40,936,921

Total U.S. Government & Agencies (Cost $64,477,507)		$ 64,974,342

CORPORATE BONDS - 57.1%	Par Value	Market Value
Communications - 2.8%
Electronic Arts, Inc., 3.700%, due 03/01/21	$ 4,315,000	$ 4,361,828
Electronic Arts, Inc., 4.800%, due 03/01/26	5,500,000	6,522,033
		10,883,861
Consumer Discretionary - 7.0%
Lowe's Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,031,256
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,106,453
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	869,747
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,673,100
Lowe's Companies, Inc., 3.100%, due 05/03/27	5,000,000	5,575,326
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,228,517
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,332,234
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	2,096,252
TJX Companies, Inc. (The), 3.500%, due 04/15/25	3,295,000	3,669,882
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,647,080
		27,229,847
Consumer Staples - 11.8%
Coca-Cola Company (The), 3.150%, due 11/15/20	3,000,000	3,010,350
Coca-Cola Company (The), 2.875%, due 10/27/25	4,820,000	5,348,387
Coca-Cola Company (The), 2.250%, due 09/01/26	922,000	997,136
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,069,558
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	520,313
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,754,888

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.1% (Continued)	Par Value	Market Value
Consumer Staples - 11.8% (Continued)
Colgate-Palmolive Company, 3.250%, due 03/15/24	$ 795,000	$ 868,648
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,046,111
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,783,837
Hershey Company (The), 3.375%, due 05/15/23	500,000	538,186
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,393,466
Hershey Company (The), 2.300%, due 08/15/26	500,000	538,787
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,854,774
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,061,686
Kellogg Company, 4.300%, due 05/15/28	1,000,000	1,181,979
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,920,348
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	463,355
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,205,378
Kimberly-Clark Corporation, 2.750%, due 02/15/26	343,000	377,255
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,550,484
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,656,726
		46,141,652
Energy - 4.3%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,958,403
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,615,770
Chevron Corporation, 1.995%, due 05/11/27	5,085,000	5,378,513
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,053,100
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,767,418
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,786,821
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	1,078,651
		16,638,676
Financials - 5.8%
BlackRock, Inc., 3.500%, due 03/18/24	2,500,000	2,755,025
BlackRock, Inc., 3.200%, due 03/15/27	6,375,000	7,249,605
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	3,809,000	4,207,196
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	566,601
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,694,230
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,919,431
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	1,088,039
		22,480,127
Health Care - 2.8%
Medtronic, Inc., 3.500%, due 03/15/25	1,000,000	1,126,624
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,975,463
Stryker Corporation, 3.500%, due 03/15/26	500,000	564,248
Zimmer Biomet Holdings, Inc., 3.550%, due 04/01/25	3,130,000	3,460,179
		11,126,514
Industrials - 8.1%
3M Company, 2.000%, due 06/26/22	1,073,000	1,104,408
3M Company, 2.250%, due 03/15/23	3,000,000	3,137,171
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,118,967
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,684,320
Illinois Tool Works, Inc., 2.650%, due 11/15/26	5,380,000	5,966,303
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,793,817
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,103,087
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,083,864
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,614,772
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	1,089,162

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.1% (Continued)	Par Value	Market Value
Industrials - 8.1% (Continued)
United Parcel Service, Inc., 2.400%, due 11/15/26	$ 2,869,000	$ 3,150,253
		31,846,124
Materials - 2.4%
Ecolab, Inc., 2.375%, due 08/10/22	415,000	430,051
Ecolab, Inc., 3.250%, due 01/14/23	5,000,000	5,291,411
Ecolab, Inc., 2.700%, due 11/01/26	2,750,000	3,077,321
Praxair, Inc., 4.050%, due 03/15/21	500,000	508,547
		9,307,330
Technology - 12.1%
Cisco Systems, Inc., 2.200%, due 02/28/21	4,239,000	4,272,121
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,611,150
Cisco Systems, Inc., 3.625%, due 03/04/24	500,000	554,029
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,390,491
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	4,242,009
Mastercard, Inc., 2.000%, due 03/03/25	4,375,000	4,657,965
Mastercard, Inc., 2.950%, due 11/21/26	500,000	562,993
Mastercard, Inc., 3.300%, due 03/26/27	3,199,000	3,646,525
Mastercard, Inc., 3.500%, due 02/26/28	450,000	524,687
Moody's Corporation, 4.500%, due 09/01/22	1,000,000	1,067,379
Moody's Corporation, 2.625%, due 01/15/23	3,319,000	3,473,246
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,695,308
Moody's Corporation, 3.250%, due 01/15/28	1,750,000	1,969,033
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,610,600
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,200,397
Texas Instruments, Inc., 2.900%, due 11/03/27	240,000	268,659
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,192,830
Visa, Inc., 2.150%, due 09/15/22	4,000,000	4,140,822
Visa, Inc., 3.150%, due 12/14/25	3,905,000	4,369,088
Visa, Inc., 2.750%, due 09/15/27	750,000	830,059
		47,279,391

Total Corporate Bonds (Cost $213,603,449)		$ 222,933,522

COMMON STOCKS - 19.7%	Shares	Market Value
Consumer Discretionary - 2.6%
Apparel & Textile Products - 1.4%
VF Corporation	80,000	$ 5,620,000

Retail - Discretionary - 1.2%
Genuine Parts Company	49,300	4,691,881

Consumer Staples - 2.5%
Beverages - 0.8%
Coca-Cola European Partners plc	80,000	3,104,800

Food - 1.7%
Kellogg Company	100,000	6,459,000

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.7% (Continued)	Shares	Market Value
Energy - 1.4%
Oil & Gas Producers - 1.4%
Chevron Corporation	75,000	$ 5,400,000

Financials - 3.8%
Asset Management - 1.4%
BlackRock, Inc.	10,000	5,635,500

Banking - 1.7%
First Horizon National Corporation	300,000	2,829,000
Truist Financial Corporation	95,000	3,614,750
		6,443,750
Specialty Finance - 0.7%
Fidelity National Financial, Inc.	90,000	2,817,900

Health Care - 1.6%
Medical Equipment & Devices - 1.6%
Medtronic plc	60,000	6,235,200

Industrials - 4.6%
Industrial Support Services - 2.7%
Fastenal Company	90,000	4,058,100
Watsco, Inc.	26,700	6,218,163
		10,276,263
Transportation & Logistics - 1.9%
United Parcel Service, Inc. - Class B	45,000	7,498,350

Real Estate - 0.8%
Real Estate Owners & Developers - 0.8%
Texas Pacific Land Trust	7,250	3,273,810

Technology - 2.4%
Semiconductors - 1.4%
Texas Instruments, Inc.	38,500	5,497,415

Technology Services - 1.0%
Western Union Company (The)	180,000	3,857,400

Total Common Stocks (Cost $67,436,235)		$ 76,811,269

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.8%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.02% (b)	18,445,948	$ 18,445,948
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.02% (b)	11,927,490	11,927,490
Total Money Market Funds (Cost $30,373,438)		$ 30,373,438

Total Investments at Market Value - 101.2% (Cost $375,890,629)		$ 395,092,571

Liabilities in Excess of Other Assets - (1.2%)		(4,617,967)

Net Assets - 100.0%		$ 390,474,604

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Government & Agencies and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020 by security type:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$187,826,071	$-	$-	$187,826,071
Money Market Funds	26,243,669	-	-	26,243,669
Total	$214,069,740	$-	$-	$214,069,740

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$856,873,994	$-	$-	$856,873,994
Money Market Funds	31,657,863	-	-	31,657,863
Total	$888,531,857	$-	$-	$888,531,857

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$773,257,259	$-	$-	$773,257,259
Money Market Funds	21,734,183	-	-	21,734,183
Total	$794,991,442	$-	$-	$794,991,442

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$61,502,710	$-	$-	$61,502,710
Money Market Funds	2,267,782	-	-	2,267,782
Total	$63,770,492	$-	$-	$63,770,492

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,767,708	$-	$-	$25,767,708
Money Market Funds	2,390,125	-	-	2,390,125
Total	$28,157,833	$-	$-	$28,157,833

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$64,974,342	$-	$64,974,342
Corporate Bonds	-	222,933,522	-	222,933,522
Common Stocks	76,811,269	-	-	76,811,269
Money Market Funds	30,373,438	-	-	30,373,438
Total	$107,184,707	$287,907,864	$-	$395,092,571

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended September 30, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2020:

	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising
	Fund	Fund	Dividend Fund
Cost of portfolio investments	$191,946,775	$575,298,226	$634,567,011
Gross unrealized appreciation	$34,114,225	$320,633,770	$179,178,788
Gross unrealized depreciation	(11,991,260)	(7,400,139)	(18,754,357)
Net unrealized appreciation	$22,122,965	$313,233,631	$160,424,431

	Ave Maria	Ave Maria	Ave Maria
	World	Focused	Bond
	Equity Fund	Fund	Fund
Cost of portfolio investments	$52,840,164	$26,000,617	$375,890,629
Gross unrealized appreciation	$13,833,442	$2,462,020	$25,292,868
Gross unrealized depreciation	(2,903,114)	(304,804)	(6,090,926)
Net unrealized appreciation	$10,930,328	$2,157,216	$19,201,942

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2020, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund had 44.8%, 30.1%, 25.7% and 43.1%, respectively, of the value of their net assets invested in stocks within the technology sector.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Market Value
Communications - 0.4%
Entertainment Content - 0.4%
Madison Square Garden Entertainment Corporation *	1,000	$ 68,490

Consumer Discretionary - 11.6%
Automotive - 2.5%
Gentex Corporation	15,000	386,250

Consumer Services - 5.3%
Graham Holdings Company - Class B	2,000	808,220

Leisure Facilities & Services - 2.0%
Madison Square Garden Sports Corporation *	2,000	300,960

Retail - Discretionary - 1.8%
TJX Companies, Inc. (The)	5,000	278,250

Consumer Staples - 6.8%
Beverages - 2.4%
Brown-Forman Corporation - Class B	2,000	150,640
Remy Cointreau S.A. - ADR	11,750	219,137
		369,777
Retail - Consumer Staples - 4.4%
Kroger Company (The)	20,000	678,200

Energy - 6.2%
Oil & Gas Producers - 6.2%
Devon Energy Corporation	24,000	227,040
Noble Energy, Inc.	55,000	470,250
Pioneer Natural Resources Company	3,000	257,970
		955,260
Financials - 9.0%
Institutional Financial Services - 1.6%
CME Group, Inc.	1,500	250,965

Insurance - 7.4%
Berkshire Hathaway, Inc. - Class A *	2	640,002
Markel Corporation *	500	486,850
		1,126,852

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Market Value
Health Care - 2.8%
Biotech & Pharma - 1.5%
Avid Bioservices, Inc. *	30,000	$ 228,600

Medical Equipment & Devices - 1.3%
Alcon, Inc. *	3,400	193,630

Industrials - 10.1%
Electrical Equipment - 4.1%
A.O. Smith Corporation	10,000	528,000
AMETEK, Inc.	1,000	99,400
		627,400
Engineering & Construction - 2.5%
frontdoor, inc. *	10,000	389,100

Industrial Support Services - 3.5%
AMERCO	1,500	533,970

Materials - 23.8%
Chemicals - 3.7%
Valvoline, Inc.	30,000	571,200

Metals & Mining - 20.1%
Barrick Gold Corporation	75,000	2,108,250
Pan American Silver Corporation	30,000	964,500
		3,072,750
Real Estate - 16.2%
Real Estate Owners & Developers - 16.2%
Texas Pacific Land Trust	5,500	2,483,580

Technology - 7.7%
Technology Hardware - 1.6%
Garmin Ltd.	2,500	237,150

Technology Services - 6.1%
Mastercard, Inc. - Class A	1,500	507,255
Moody's Corporation	1,500	434,775
		942,030

Total Common Stocks (Cost $9,927,350)		$ 14,502,634

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.5%	Shares	Market Value
Federated Hermes Government Obligations Tax- Managed Fund - Institutional Shares, 0.02% (a)	724,329	$ 724,329
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.02% (a)	122,534	122,534
Total Money Market Funds (Cost $846,863)		$ 846,863

Total Investments at Market Value - 100.1% (Cost $10,774,213)		$ 15,349,497

Liabilities in Excess of Other Assets - (0.1%)		(19,896)

Net Assets - 100.0%		$ 15,329,601

ADR - American Depositary Receipt.

* Non-income producing security.

(a) The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,502,634	$-	$-	$14,502,634
Money Market Funds	846,863	-	-	846,863
Total	$15,349,497	$-	$-	$15,349,497

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the period ended September 30, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2020:

Cost of portfolio investments	$10,774,213
Gross unrealized appreciation	$5,155,576
Gross unrealized depreciation	(580,292)
Net unrealized appreciation	$4,575,284